Events after the reporting period	12 Months Ended
Jun. 30, 2023
Events after the reporting period [Abstract]
Events after the reporting period
Note 34. Events after the reporting period

Changes to key management personnel
On July 18, 2023, the Group announced the appointment of Sunita Parasuraman to its board of directors and as Chair of the Audit and Risk Committee.

Limited recourse equipment financing
In June 2023, a hearing was held in in The Supreme Court of British Columbia between NYDIG ABL LLC and the Non-Recourse SPVs. A judgement on the proceedings was delivered on 10 August 2023 which declared, among other things, that the transactions pursuant to hashpower services provided by the Non-Recourse SPVs to the Company to be void. On 21 August 2023, the Company filed a notice to appeal the judgement.

Purchases NVIDIA H100 GPUs to target generative AI
On 29 August 2023, the Group announced the initial purchase of 248 of NVIDIA’s latest-generation artificial intelligence (“AI”) H100 GPUs for ~US$10 million.

No other matter or circumstance has arisen since 30 June 2023 that has significantly affected, or may significantly affect the Group's operations, the results of those operations, or the Group's state of affairs in future financial years.